Income Tax: (Details 3) (USD $)	Dec. 31, 2014
Income Tax Details 3 [Abstract]
Canadian tax loss carryforward expiring 2015	$ 199,768
US tax loss carryforward expiring 2018	1,386,674
US tax loss carryforward expiring 2019	1,621,230
US tax loss carryforward expiring 2020	665,664
US tax loss carryforward expiring 2021	896,833
US tax loss carryforward expiring 2022	1,435,774
US tax loss carryforward expiring 2023	1,806,275
US tax loss carryforward expiring 2024	2,386,407
US tax loss carryforward expiring 2025	3,680,288
US tax loss carryforward expiring 2026	4,622,825
Canadian tax loss carryforward expiring 2026	2,252,677
US tax loss carryforward expiring 2027	6,033,603
Canadian tax loss carryforward expiring 2027	4,180,676
US tax loss carryforward expiring 2028	4,360,823
Canadian tax loss carryforward expiring 2028	15,934,831
US tax loss carryforward expiring 2029	1,769,963
Canadian tax loss carryforward expiring 2029	15,101,557
US tax loss carryforward expiring 2030	2,159,079
Canadian tax loss carryforward expiring 2030	18,657,134
US tax loss carryforward expiring 2031	3,216,024
Canadian tax loss carryforward expiring 2031	20,891,671
US tax loss carryforward expiring 2032	3,041,866
Canadian tax loss carryforward expiring 2032	6,060,909
US tax loss carryforward expiring 2033	5,532,290
Canadian tax loss carryforward expiring 2033	7,794,133
US tax loss carryforward expiring 2034	1,933,918
Canadian tax loss carryforward expiring 2034	10,209,126
Total US tax loss carryforward	46,549,536
Total Canadian tax loss carryforward	$ 101,282,482